Pensions and other post-employment benefits - Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (697)	£ (646)
Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(85)	(84)
Active | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(354)	(389)
Active | Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(76)	(81)
Retired | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(229)	(150)
Retired | Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(5)	(3)
Deferred | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(115)	(107)
Deferred | Net post retirement obligations
Funded and Unfunded plans
Defined benefit pension obligation	(4)
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (697)	£ (646)